Note 3	12 Months Ended
Dec. 31, 2023
BBVA Group [Abstract]
Disclosure of BBVA Group [Text Block]	BBVA Group
The BBVA Group is an international diversified financial group with a significant presence in retail banking, wholesale banking and asset management. The Group also operates in the insurance sector.
The following information is detailed in the appendices of these consolidated financial statements of the Group for the year ended December 31, 2023:
–Appendix I shows relevant information related to the consolidated subsidiaries and structured entities.
–Appendix II shows relevant information related to investments in joint ventures and associates accounted for using the equity method.
–Appendix III shows the main changes and notification of investments and divestments in the BBVA Group.
–Appendix IV shows fully consolidated subsidiaries with more than 10% owned by non-Group shareholders.
The following table sets forth information related to the Group’s total assets as of December 31, 2023, 2022 and 2021, broken down by the Group’s entities according to their activity:

Contribution to Consolidated Group total assets. Entities by main activities (Millions of Euros)
	2023	2022 ⁽¹⁾	2021
Banking and other financial services	737,971	678,809	631,683
Insurance and pension fund managing companies	34,520	30,066	29,657
Other non-financial services	3,068	3,217	1,545
Total	775,558	712,092	662,885
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
The total assets and results of operations broken down by operating segments are included in Note 6.
The BBVA Group’s activities are mainly located in Spain, Mexico, Turkey and South America, with active presence in the rest of Europe, the United States and Asia:
–Spain. The Group’s activity in Spain is mainly carried out through Banco Bilbao Vizcaya Argentaria, S.A. The Group also has other entities that mainly operate in Spain’s financial sector, insurance sector and asset management sector.
–Mexico. The BBVA Group operates in Mexico, not only in the banking sector, but also in the insurance sector and the asset management sector, through BBVA Mexico.
–Turkey. The Group’s activity in Turkey is mainly carried out through the Garanti BBVA Group in the financial, insurance and asset management sectors.
–South America. The BBVA Group’s activities in South America are mainly focused on the banking, financial and insurance sectors, in the following countries: Argentina, Colombia, Peru, Uruguay, Chile and Venezuela. It has a representative office in Sao Paulo (Brazil) and another one in Santiago (Chile). The Group owns more than 50% of most of the Group entities based in these countries. Appendix I shows entities in respect of which the BBVA Group owns less than 50% as of December 31, 2023 (see Note 2.1).
–Rest of Europe. Group's activity in Europe (excluding Spain) is carried out by banking and financial institutions, mainly in Switzerland, the Netherlands and Romania and the BBVA Bank's branches in Germany, Belgium, France, Italy, Portugal and the United Kingdom.
–The United States. The Group's activity in the United States is mainly carried out by the branch of Banco Bilbao Vizcaya Argentaria, S.A. in New York, the agency of BBVA Mexico in Houston, participations in technology companies through funds and investment vehicles and the broker-dealer business BBVA Securities Inc.
–Asia. The Group's activity in Asia is conducted through the Bank's branches (Taipei, Tokyo, Hong Kong, Singapore and Shanghai) and representative offices (Beijing, Seoul, Mumbai, Abu Dhabi and Jakarta).
Significant transactions in the Group in 2023
During the year 2023 no significant corporate transactions have been carried out.
Significant transactions in the Group in 2022
Investments
Announcement of the agreement with Neon Payments Limited
On February 14, 2022, BBVA announced the agreement with the company Neon Payments Limited (the "Company" in this section) for the subscription of 492,692 preference shares, representing approximately 21.7% of its share capital, through a share capital increase and in consideration of approximately USD 300 million (equal to approximately €263 million, using the applicable 1.14 EUR/USD exchange rate as of February 11, 2022).
The Company, which is incorporated and domiciled in the United Kingdom, is the owner of 100% of the shares of the Brazilian company Neon Pagamentos S.A.
As of February 14, 2022, BBVA was already the indirect owner of approximately 10.2% of the share capital of the Company through companies where BBVA owns more than 99% of the share capital. As of December 31, 2022, BBVA held, directly and indirectly, 29.2% of the share capital of the Company (30.1% as of December 31, 2023). Despite owning more than 20% of the share capital, BBVA's ability to influence the Company´s financial and operating decisions policies is very limited, so the investment is recognized under the heading "Non-trading financial assets mandatorily at fair value through profit or loss" (see Note 11).
Voluntary takeover bid for the entire share capital of Türkiye Garanti Bankası A.Ş (Garanti BBVA)
On November 15, 2021, BBVA announced a voluntary takeover bid (hereinafter "VTB") addressed to the 2,106,300,000 shares[3] not controlled by BBVA, which represented 50.15% of the total share capital of Türkiye Garanti Bankası A.Ş (hereinafter "Garanti BBVA"). BBVA submitted for authorization an application of the VTB to the supervisor of the securities markets in Turkey (Capital Markets Board, hereinafter "CMB") on November 18, 2021.
On March 31, 2022, CMB approved the offer information document and on the same day BBVA announced the commencement of the VTB acceptance period on April 4, 2022. On April 25, 2022 BBVA informed of an increase of the cash offer price per Garanti BBVA share from that initially announced (12.20 Turkish lira) to 15.00 Turkish lira.
On May 18, 2022, BBVA announced the finalization of the offer acceptance period, with the acquisition of 36.12% of Garanti BBVA’s share capital. The total amount paid by BBVA was approximately 22,758 million Turkish lira (equivalent to approximately €1,390 million[4] including the expenses associated with the transaction and net of the collection of the dividends corresponding to the stake acquired).
The transaction resulted in a capital gain of approximately €924 million (including the impacts after the application of IAS 29 "Financial Reporting in Hyperinflationary Economies", see Note 2.2.18). An amount of €3,609 million was recorded under the heading “Other reserves” and there was a reclassification to “Accumulated other comprehensive income (loss)” corresponding to the 36.12% acquired from minority interests to “Accumulated other comprehensive income (loss)” of the parent company for an amount of €-2,685 million. The total derecognition associated with the transaction of the heading “Minority interests” considering “Other items” and “Accumulated other comprehensive income (loss)” amounted to €-2,541 million.
The percentage of total share capital of Garanti BBVA owned by BBVA (after the completion of the VTB on May 18, 2022) was 85.97%.
In relation to the rest of the effects of the application of IAS 29 "Financial Reporting in hyperinflationary economies" on the entities of the Group in Turkey, see Note 2.2.18 to these Consolidated Financial Statements.
Significant transactions in the Group in 2021
Divestitures
Sale of BBVA’s U.S. Bancshares, Inc. to PNC Financial Service Group
On June 1, 2021, after obtaining all the required authorizations, BBVA completed the sale to The PNC Financial Services Group, Inc. of 100% of the capital stock of its subsidiary BBVA USA Bancshares, Inc., which in turn owned all the capital stock of the bank, BBVA USA.
The consideration received in cash by BBVA, as a consequence of the referred sale, amounted to approximately USD 11,500 million (price provided in the agreement minus the agreed closing price adjustments) equivalent to approximately €9,600 million (with an exchange rate of 1.20 EUR / USD).
The accounting of both the results generated by BBVA USA Bancshares, Inc. since the announcement of the transaction and of its closing had an aggregate positive impact on the BBVA Group's Common Equity Tier 1 (fully loaded) ratio of approximately 294 basis points, which includes the generation of capital contributed by the subsidiary to the Group until the closing of the transaction (on June 1, 2021) and a profit net of taxes of €582 million. The calculation of the impact on Common Equity Tier 1 was made taking into account the amount of the transaction in euros and BBVA Group's financial statements as of June 2021.
The BBVA Group continues to develop the institutional and wholesale business in the United States that it currently carries out through its broker-dealer BBVA Securities Inc. and its branch in New York. BBVA also maintains its investment activity in the fintech sector through its participation in Propel Venture Partners US Fund I, L.P.
Sale of the BBVA Group's stake in Paraguay
On January 22, 2021, once the mandatory authorizations were obtained, BBVA completed the sale of its direct and indirect shareholding of 100% of the capital stock of Banco Bilbao Vizcaya Argentaria Paraguay, S.A. (“BBVA Paraguay”) to Banco GNB Paraguay S.A., a subsidiary of the Gilinski Group. This transaction was originally agreed in 2019. The total amount received by BBVA amounted to approximately USD 250 million (approximately €210 million). The transaction generated a capital loss net of taxes of approximately €9 million. This transaction had a positive impact on the Common Equity Tier 1 (fully loaded) of the BBVA Group of approximately 6 basis points, which is reflected in the capital base of the BBVA Group in the fiscal year 2021.